Annual Total Returns	0 Months Ended
Aug. 22, 2011
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	12.09%
Annual Return 2002	9.08%
Annual Return 2003	3.34%
Annual Return 2004	4.13%
Annual Return 2005	3.21%
Annual Return 2006	5.06%
Annual Return 2007	7.46%
Annual Return 2008	5.29%
Annual Return 2009	9.75%
Annual Return 2010	7.96%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	3.95%
Annual Return 2002	1.49%
Annual Return 2003	0.85%
Annual Return 2004	1.05%
Annual Return 2005	2.96%
Annual Return 2006	4.82%
Annual Return 2007	5.04%
Annual Return 2008	2.32%
Annual Return 2009	0.15%
Annual Return 2010	0.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.99%
Annual Return 2002	9.46%
Annual Return 2003	4.20%
Annual Return 2004	4.92%
Annual Return 2005	2.47%
Annual Return 2006	5.56%
Annual Return 2007	7.33%
Annual Return 2008	(0.44%)
Annual Return 2009	14.40%
Annual Return 2010	9.38%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	93.00%
Annual Return 2010	25.86%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	16.51%
Annual Return 2010	10.65%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2006	17.16%
Annual Return 2007	7.73%
Annual Return 2008	(43.67%)
Annual Return 2009	57.25%
Annual Return 2010	30.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2004	14.12%
Annual Return 2005	27.05%
Annual Return 2006	17.76%
Annual Return 2007	5.44%
Annual Return 2008	(40.26%)
Annual Return 2009	46.83%
Annual Return 2010	15.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2007	13.59%
Annual Return 2008	(42.72%)
Annual Return 2009	42.87%
Annual Return 2010	16.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	1.64%
Annual Return 2008	(31.05%)
Annual Return 2009	44.30%
Annual Return 2010	39.14%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	30.47%
Annual Return 2004	13.60%
Annual Return 2005	4.15%
Annual Return 2006	13.81%
Annual Return 2007	8.51%
Annual Return 2008	(42.97%)
Annual Return 2009	41.30%
Annual Return 2010	25.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	3.54%
Annual Return 2005	0.84%
Annual Return 2006	(6.65%)
Annual Return 2007	6.38%
Annual Return 2008	48.56%
Annual Return 2009	(13.90%)
Annual Return 2010	(8.48%)
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Bar Chart Table:
Annual Return 2001	11.72%
Annual Return 2002	8.54%
Annual Return 2003	2.93%
Annual Return 2004	3.71%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	7.03%
Annual Return 2008	4.87%
Annual Return 2009	9.32%
Annual Return 2010	7.53%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2001	3.69%
Annual Return 2002	1.24%
Annual Return 2003	0.55%
Annual Return 2004	0.77%
Annual Return 2005	2.71%
Annual Return 2006	4.56%
Annual Return 2007	4.78%
Annual Return 2008	2.06%
Annual Return 2009	0.11%
Annual Return 2010	0.05%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Bar Chart Table:
Annual Return 2001	9.58%
Annual Return 2002	9.01%
Annual Return 2003	3.79%
Annual Return 2004	4.53%
Annual Return 2005	2.05%
Annual Return 2006	5.14%
Annual Return 2007	6.91%
Annual Return 2008	(0.83%)
Annual Return 2009	13.94%
Annual Return 2010	8.95%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2009	15.79%
Annual Return 2010	10.24%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Bar Chart Table:
Annual Return 2006	16.70%
Annual Return 2007	7.37%
Annual Return 2008	(43.92%)
Annual Return 2009	56.50%
Annual Return 2010	30.03%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2004	13.59%
Annual Return 2005	26.38%
Annual Return 2006	17.35%
Annual Return 2007	5.06%
Annual Return 2008	(40.57%)
Annual Return 2009	46.32%
Annual Return 2010	14.98%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A
Bar Chart Table:
Annual Return 2007	13.04%
Annual Return 2008	(42.86%)
Annual Return 2009	42.06%
Annual Return 2010	15.95%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A
Bar Chart Table:
Annual Return 2007	1.17%
Annual Return 2008	(31.21%)
Annual Return 2009	44.20%
Annual Return 2010	38.74%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A
Bar Chart Table:
Annual Return 2003	30.56%
Annual Return 2004	13.13%
Annual Return 2005	3.67%
Annual Return 2006	13.32%
Annual Return 2007	8.06%
Annual Return 2008	(43.13%)
Annual Return 2009	40.49%
Annual Return 2010	25.03%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2004	3.13%
Annual Return 2005	0.43%
Annual Return 2006	(6.88%)
Annual Return 2007	5.97%
Annual Return 2008	47.43%
Annual Return 2009	(14.21%)
Annual Return 2010	(9.13%)